UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07322

The Integrity Funds
(Exact name of registrant as specified in charter)

1 Main Street North, Minot, North Dakota 58703
(Address of principal executive offices) (Zip code)

Brent Wheeler, 1 Main Street North, Minot, North Dakota 58703
(Name and address of agent for service)

Registrant's telephone number, including area code: 701-852-5292

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§ § 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

INTEGRITY GROWTH AND INCOME FUND
Schedule of Investments March 31, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (92.5%)

Business Software & Services (4.3%)
*EPIQ Systems, Inc.	100,000	$1,552,000

Chemicals (3.3%)
3M Co.	15,000	1,187,250

Commercial Services (6.1%)
*Fuel Tech Inc	40,000	820,000
Western Union Company	65,000	1,382,550
		2,202,550
Consumer Products (4.1%)
H.J. Heinz Co	20,000	939,400
Siemens AG--ADR	5,000	544,700
		1,484,100
Drugs and Pharmaceuticals (2.7%)
Johnson & Johnson	15,000	973,050

Electrical Components & Equip. (2.8%)
*Nvidia Corp.	30,000	593,700
*Suntech Power Holdings--ADR	10,000	405,600
		999,300
Energy (11.8%)
General Electric	35,000	1,295,350
*Ocean Power Technologies	50,000	611,000
Ormat Technologies Inc	20,000	860,200
*Vestas Wind Energy--ADR	40,000	1,474,000
		4,240,550
Financial (4.0%)
American Express Company	15,000	655,800
Wilmington Trust Corp	25,000	777,500
		1,433,300
Gas (2.7%)
*Suburban Propane Partners	25,000	970,750

Healthcare (5.5%)
Quest Diagnostics Inc	25,000	1,131,750
*Waters Corp	15,000	835,500
		1,967,250
Machinery & Equipment (3.5%)
Graco, Inc	25,000	906,500
*Sunpower Corp Class A	5,000	372,550
		1,279,050
Metals (6.4%)
Agnico-Eagles Mines Ltd	10,000	677,100
BHP Billiton Ltd	25,000	1,646,250
		2,323,350
Oil And Gas Operations (7.6%)
Chesapeake Energy Corp	30,000	1,384,500
*McDermott International Inc.	25,000	1,370,500
		2,755,000
Publishing (2.8%)
John Wiley & Sons, Inc.	25,000	992,500

Real Estate Investment Trusts (1.3%)
CapitalSource Inc	50,000	483,500

Restaurants (2.4%)
*Panera Bread Company	20,000	837,800

Retail (2.1%)
Barnes & Noble	25,000	766,250

Scientific/Technical Instruments (3.3%)
*Energy Conversion Devices	40,000	1,196,000

Semiconductor (8.8%)
Applied Materials	50,000	975,500
Linear Technology Corp.	35,000	1,074,150
Texas Instruments, Inc.	40,000	1,130,800
		3,180,450
Software And Programming (2.9%)
Microsoft Corp.	37,000	1,050,060

Transportation (2.0%)
Forward Air Corporation	20,000	708,800

Utilities (2.1%)
Emerson Electric Co.	15,000	771,900

TOTAL COMMON STOCKS (COST: $34,116,548)		$33,354,760

SHORT-TERM SECURITIES (7.5%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $2,714,809)	2,714,809	$2,714,809

TOTAL INVESTMENTS IN SECURITIES (COST: $36,831,357)		$36,069,569
OTHER ASSETS LESS LIABILITIES		(9,475)

NET ASSETS		$36,060,094

*Non-income producing
ADR--American Depository Receipt

Note: INVESTMENT IN SECURITIES

At March 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $36,831,357. The net unrealized depreciation of investments based on the cost was $761,788, which is comprised of $1,500,796 aggregate gross unrealized appreciation and $2,262,584 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$36,069,569
Level 2--Other Significant Observable Inputs	-
Level 3--Significant Unobservable Inputs	-
Total	$36,069,569

INTEGRITY HEALTH SCIENCES FUND
Schedule of Investments March 31, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

SHORT-TERM SECURITIES	Shares
Wells Fargo Advantage Investment Money Market (COST: $839,389)	839,389	$839,389

TOTAL INVESTMENTS IN SECURITIES (COST: $839,389)		$839,389
OTHER ASSETS LESS LIABILITIES		(64,225)

NET ASSETS		$775,164

Note: INVESTMENT IN SECURITIES

At March 31, 2008 the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $839,389. The net unrealized appreciation of investments based on the cost was $0, which is is comprised of $0 aggregate gross unrealized appreciation and $0 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$839,389
Level 2--Other Significant Observable Inputs	-
Level 3--Significant Unobservable Inputs	-
Total	$839,389

INTEGRITY HIGH INCOME FUND
Schedule of Investments March 31, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets		Coupon Rate	Maturity	Principal Amount	Market Value

CORPORATE BONDS (83.1%)

Auto-Cars/Light Trucks (1.6%)
American Axle		7.875%	03/01/2017	2,000,000	$1,697,960
United Rentals North		6.500	02/15/2012	156,000	141,472
					1,839,432
Broadcast Serv/Program (12.8%)
Sirius Satellite Radio		9.625	08/01/2013	7,915,000	6,715,719
XM Satellite Radio		9.750	05/01/2014	8,016,000	7,775,520
					14,491,239
Building-Residential/Commer (11.8%)
K Hovnanian Enterprises		6.250	01/15/2016	600,000	408,000
*Kimball Hill Inc.		10.500	12/15/2012	7,856,000	945,312
William Lyon Homes		10.750	04/01/2013	4,461,000	2,319,720
M/I Homes Inc.		6.875	04/01/2012	5,414,000	4,628,970
Standard Pacific Corporation		6.250	04/01/2014	243,000	174,960
*Tousa Inc.		9.000	07/01/2010	1,936,000	962,424
*Tousa Inc.		7.500	03/15/2011	243,000	19,440
*Tousa Inc.		10.375	07/01/2012	4,254,000	425,400
*Tousa Inc.		7.500	01/15/2015	2,598,000	240,315
WCI Communities Inc.		9.125	05/01/2012	4,556,000	2,355,953
WCI Communities Inc.		6.625	03/15/2015	2,018,000	988,820
					13,469,314
Casino Hotels (8.8%)
MGM Mirage		6.625	07/15/2015	4,229,000	3,705,661
Magna Entertainment		7.250	12/15/2009	1,304,000	886,720
Trump Entertainment Resorts		8.500	06/01/2015	8,080,000	5,433,800
					10,026,181
Construction Materials (5.3%)
US Concrete Inc.		8.375	04/01/2014	7,541,000	6,055,649

Electronic Comp-Semicon (6.9%)
Advanced Micro Devices		7.750	11/01/2012	2,789,000	2,310,910
Amkor Technologies, Inc.		7.750	05/15/2013	4,494,000	4,123,245
Amkor Technologies, Inc.		9.250	06/01/2016	1,435,000	1,388,980
					7,823,135
Finance - Auto Loans (2.8%)
Ford Motor Credit Co		7.000	10/01/2013	3,974,000	3,190,129

Finance - Other Services (3.0%)
AMR Real Estate Partners		7.125	02/15/2013	3,781,000	3,455,002

Food - Retail (5.1%)
Landry's Restaurant		9.500	12/15/2014	5,947,000	5,849,112

Medical - Hospitals (2.4%)
Tenet Healthcare Corp.		9.875	07/01/2014	2,821,000	2,736,370

Miscellaneous Manufacturer (0.2%)
*Propex Fabrics Inc.		10.000	12/01/2012	2,118,000	248,865

Oil Co. - Explor. & Prod. (13.5%)
Brigham Exploration Co.		9.625	05/01/2014	7,646,000	6,633,211
Callon Petroleum		9.750	12/08/2010	2,218,000	2,138,795
Comstock Resources Inc		6.875	03/01/2012	275,000	260,695
Encore Acquisition		6.000	07/15/2015	2,282,000	2,065,210
Clayton William Energy		7.750	08/01/2013	4,999,000	4,311,388
					15,409,299
Oil Refining & Marketing (4.7%)
Aventine Renewable Energy		10.000	04/01/2017	7,097,000	4,633,064
United Refining		10.500	08/15/2012	718,000	713,067
					5,346,131
Resorts--Themeparks (3.0%)
Six Flags Inc.		8.875	02/01/2010	173,000	118,454
Six Flags Inc.		9.750	04/15/2013	5,708,000	3,250,991
					3,369,445
Telephone-Integrated (1.2%)
Level 3 Fin. Inc.		9.250	11/01/2014	1,706,000	1,391,021

TOTAL CORPORATE BONDS (COST: $128,483,808)					$94,700,324

U.S. COMMON STOCKS (0.1%)				Shares
Spacehab, Inc. (COST: $995,996)				231,817	$132,136

SHORT-TERM SECURITIES (14.3%)				Shares
Wells Fargo Advantage Investment Money Market (COST: $16,266,347)				16,266,347	$16,266,347

TOTAL INVESTMENTS IN SECURITIES (COST: $145,746,151)					$111,098,807
OTHER ASSETS LESS LIABILITIES					2,873,452

NET ASSETS					$113,972,259

*Non-income producing due to default

Note: INVESTMENT IN SECURITIES

At March 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $145,746,151. The net unrealized depreciation of investments based on the cost was $34,647,344, which is comprised of $143,825 aggregate gross unrealized appreciation and $34,791,169 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$16,398,483
Level 2--Other Significant Observable Inputs	94,700,324
Level 3--Significant Unobservable Inputs	--
Total	$111,098,807

INTEGRITY SMALL CAP GROWTH FUND
Schedule of Investments March 31, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (78.2%)

Biotechnology & Drugs (5.1%)
*Martek Biosciences Corporation	3,000	$91,710

Business Software & Services (5.2%)
*EPIQ Systems, Inc.	6,000	93,120

Commercial Services (4.0%)
*Fuel Tech Inc	3,500	71,750

Communications Equipment (2.3%)
*Audiocodes LTD	10,000	40,100

Computer Services (2.6%)
*Telvent GIT, S.A.	2,000	47,300

Diversified Machinery (3.3%)
*ESCO Technologies	1,500	59,580

Energy (5.8%)
*Ocean Power Technologies	5,000	61,100
Ormat Technologies Inc	1,000	43,010
		104,110
Financial (2.6%)
Heartland Payment Systems, Inc	2,000	46,020

Healthcare (8.1%)
*Neogen Corp	3,500	87,850
*Nighthawk Radiology Holdings	6,000	56,160
		144,010
Oil & Gas Refining & Marketing (5.0%)
*Basic Energy Svcs	4,000	88,320

Publishing (4.4%)
John Wiley & Sons, Inc.	2,000	79,400

Real Estate Investment Trusts (2.2%)
CapitalSource Inc	4,000	38,680

Restaurants (4.7%)
*Panera Bread Company	2,000	83,780

Scientific/Technical Instruments (5.9%)
*Energy Conversion Devices	3,500	104,650

Semiconductor (8.3%)
Micrel Inc	10,000	92,700
*Varian Semiconductor	2,000	56,300
		149,000
Transportation (8.7%)
Forward Air Corporation	3,000	106,320
Pacer International, Inc	3,000	49,290
		155,610

TOTAL COMMON STOCKS (COST: $1,578,109)		$1,397,140

SHORT-TERM SECURITIES (22.4%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $399,574)	399,574	$399,574

TOTAL INVESTMENTS IN SECURITIES (COST: $1,977,683)		$1,796,714
OTHER ASSETS LESS LIABILITIES		(10,751)

NET ASSETS		$1,785,963

*Non-income producing

Note: INVESTMENT IN SECURITIES

At March 31, 2008, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $1,977,683. The net unrealized depreciation of investments based on the cost was $180,969, which is comprised of $46,515 aggregate gross unrealized appreciation and $227,484 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$1,796,714
Level 2--Other Significant Observable Inputs	--
Level 3--Significant Unobservable Inputs	--
Total	$1,796,714

INTEGRITY TECHNOLOGY FUND
Schedule of Investments March 31, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCK (34.5%)

Business Software & Services (11.2%)
*EPIQ Systems, Inc.	8,000	$124,160

Commercial Services (6.5%)
*Fuel Tech Inc	3,500	71,750

Diversified Electronic (4.9%)
*Benchmark Electronic	3,000	53,850

Energy (6.7%)
*Vestas Wind Energy ADR	2,000	73,700

Telecommunications (5.2%)
*Trimble Navigation	2,000	57,180

TOTAL COMMON STOCKS (COST: $331,916)		$380,640

SHORT-TERM SECURITIES (73.3%)	Shares
Wells Fargo Advantage Investment Money Market (COST: $809,515)	809,515	$809,515

TOTAL INVESTMENTS IN SECURITIES (COST: $1,141,431)		$1,190,155
OTHER ASSETS LESS LIABILITIES		(85,628)

NET ASSETS		$1,104,527

*Non-income producing
ADR--American Depository Receipt

Note: INVESTMENT IN SECURITIES

At March 31, 2008 the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $1,141,431. The net unrealized appreciation of investments based on the cost was $48,724, which is comprised of $63,787 aggregate gross unrealized appreciation and $15,063 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

Valuation Inputs		Investments in Securities
Level 1--Quoted Prices		$1,190,155
Level 2--Other Significant Observable Inputs		--
Level 3--Significant Unobservable Inputs		--
Total		$1,190,155

INTEGRITY TOTAL RETURN FUND
Schedule of Investments March 31, 2008 (Unaudited)

Name of Issuer
Percentages represent the market value of each investment category to total net assets			Quantity	Market Value

COMMON STOCK (45.0%)

Airlines (0.8%)
Aircastle Ltd			4,300	$48,375

Banks (4.1%)
Bank of America			4,200	159,222
Citigroup Inc			3,800	81,396
				240,618
Business Software & Services (1.4%)
TICC Capital Corp			11,100	83,472

Drugs and Pharmaceuticals (1.8%)
Pfizer Inc.			5,100	106,743

Energy (1.0%)
NGP Capital Resources Company			3,700	60,754

Financial (18.7%)
Allied Capital Corp			2,600	47,918
American Capital Strategies			5,300	181,048
Apollo Investment Corporation			12,000	189,960
Ares Capital Corp			13,300	167,181
Ares Capital Corp--Rights			4,433	2,482
The Blackstone Group, LP			7,600	120,688
Fortress Investment Group, LP			10,600	130,168
Gladstone Investment Corp			8,300	78,103
Kohlberg Capital Corporation			4,305	44,686
Wachovia Corp.			5,000	135,000
				1,097,234
Media (0.8%)
MCG Capital Corporation			4,900	44,541

Oil And Gas Operations (3.6%)
Boardwalk Pipeline Partners			1,900	46,759
Buckeye Partners LP			2,400	110,640
TC Pipelines, LP			1,600	55,008
				212,407
Real Estate Investment Trusts (8.8%)
Arbor Realty Trust, Inc			3,400	51,272
Entertainment Properties Trust			1,900	93,727
National Retail Properties Inc			4,000	88,200
Prospect Capital Corporation			8,200	124,804
Sovran Self Storage, Inc			2,200	93,962
U-Store-It Trust			5,900	66,847
				518,812
Transportation (4.0%)
Ship Finance International Ltd			2,100	55,188
Seaspan Corp.			4,800	136,752
OceanFreight Inc.			2,000	43,780
				235,720

TOTAL COMMON STOCK (COST:$ 3,422,159)				$2,648,676

	Coupon Rate	Maturity	Principal Amount	Market Value

CORPORATE BONDS (45.7%)

Auto-Cars/Light Trucks (1.3%)
American Axle	7.875%	03/01/2017	88,000	$74,710

Broadcast Serv/Program (3.6%)
Sirius Satellite Radio	9.625	08/01/2013	103,000	87,394
XM Satellite Radio	9.750	05/01/2014	126,000	122,220
				209,614
Building-Residential/Commer (2.9%)
Kimball Hill Inc.	10.500	12/15/2012	83,000	9,987
William Lyon Homes	10.750	04/01/2013	80,000	41,600
M/I Homes Inc.	6.875	04/01/2012	136,000	116,280
				167,867
Casino Hotels (2.7%)
Trump Entertainment Resorts	8.500	06/01/2015	236,000	158,710

Construction Materials (1.8%)
US Concrete Inc.	8.375	04/01/2014	131,000	105,197

Electronic Comp-Semicon (4.1%)
Advanced Micro Devices	7.750	11/01/2012	139,000	115,173
Amkor Technologies, Inc.	9.250	06/01/2016	128,000	123,895
				239,068
Finance - Auto Loans (2.0%)
Ford Motor Credit Co	7.000	10/01/2013	144,000	115,596

Finance - Other Services (1.2%)
AMR Real Estate Partners	7.125	02/15/2013	80,000	73,102

Food - Retail (3.0%)
Landry's Restaurant	9.500	12/15/2014	179,000	176,054

Health Care (1.9%)
Nektar Therapeutics	3.250	09/28/2012	144,000	111,060

Medical - Hospitals (1.8%)
Tenet Healthcare Corp.	9.875	07/01/2014	110,000	106,700

Oil Co. - Explor. & Prod. (3.9%)
Brigham Exploration Co.	9.625	05/01/2014	132,000	114,515
Clayton William Energy	7.750	08/01/2013	130,000	112,119
				226,634
Oil Refining & Marketing (3.5%)
Aventine Renewable Energy	10.000	04/01/2017	143,000	93,353
Verasun Energy Corp	9.875	12/15/2012	118,000	111,042
				204,395
Resorts - Themeparks (2.2%)
Six Flags Inc.	9.750	04/15/2013	231,000	131,566

Retail - Auto Parts (1.1%)
Pep Boys	7.500	12/15/2014	78,000	65,767

Telephone-Integrated (2.8%)
Level 3 Fin. Inc.	9.250	11/01/2014	203,000	165,520

Wireless Equipment (6.1%)
Cricket Commucations	9.375	11/01/2014	193,000	183,919
MetroPCS Wireless	9.250	11/01/2014	191,000	176,759
				360,678

TOTAL CORPORATE BONDS (COST: $3,030,233)				$2,692,238

SHORT-TERM SECURITIES (7.3%)			Shares
Wells Fargo Advantage Investment Money Market (COST: $429,578)			429,578	$429,578

TOTAL INVESTMENTS IN SECURITIES (COST: $6,881,970)				$5,770,492
OTHER ASSETS LESS LIABILITIES				120,042

NET ASSETS				$5,890,534

Note: INVESTMENT IN SECURITIES

At March 31, 2008 the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $6,881,970. The net unrealized depreciation of investments based on the cost was $1,111,478, which is comprised of $37,184 aggregate gross unrealized appreciation and $1,148,622 aggregate gross unrealized depreciation.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157 Fair Value Measurements. This standard defines fair value, and establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels:

Level 1--quoted prices in active markets for identical securities
Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.
Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices		$3,078,254
Level 2--Other Significant Observable Inputs		2,692,238
Level 3--Significant Unobservable Inputs		--
Total		$5,770,492

Item 2. Controls and Procedures

(a)

The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"). The registrant's principal executive officer and principal financial officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are adequately designed to ensure that material information relating to the registrant is made known to them by others, particularly during the period in which this report is being prepared, so that there is time to allow for decisions regarding required disclosure. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively, to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits

(a)	(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 is filed and attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

By:	/s/Robert E. Walstad
Robert E. Walstad
Interim President

Date: May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Funds

By:	/s/Robert E. Walstad
Robert E. Walstad
Interim President

Date: May 28, 2008

By:	/s/Adam Forthun
Adam Forthun
Treasurer

Date: May 28, 2008